As filed with the Securities and Exchange Commission on March 20, 2015

No. 333-183155

No. 811-22732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14	☒
(Check appropriate box or boxes)

ETF Series Trust

(Exact Name of Registrant as Specified in Charter)

c/o Recon Capital Advisors, LLC 145 Mason Street, 2nd Floor Greenwich, CT 06830 (Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (203) 900-1400
Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)	With a copy to: Allison M. Fumai, Esquire Dechert LLP 1095 Avenue of the Americas New York, NY 10036
Approximate date of proposed public offering:	As soon as practicable after the effective date of this registration statement.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Recon Capital DAX Germany ETF

Recon Capital FTSE 100 ETF

Recon Capital NASDAQ 100 Covered Call ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 20th day of March, 2015.

ETF Series Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on March 20, 2015.

Signature	Title

/s/ Garrett Paolella
Garrett Paolella	Trustee, President, Chief Executive Officer and Chief Financial Officer

/s/ Richard Keary*
Richard Keary	Trustee

/s/ Robinson Jacobs*
Robinson Jacobs	Trustee

/s/ Mark Buckley-Jones*
Mark Buckley-Jones	Trustee

*By:	/s/ Allison M. Fumai
Allison M. Fumai
Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase